Note 5 - Plant, Property and Equipment, Net (Detail) - Property, Plant and Equipment (USD $)	Dec. 31, 2012	Dec. 31, 2011
Less: accumulated depreciation	$ (3,414,707)	$ (2,759,521)
	8,551,114	8,721,186
Building and Workshops [Member]
Property, plant and equipment	7,426,146	7,604,331
Office Equipment [Member]
Property, plant and equipment	581,227	465,596
Vehicles [Member]
Property, plant and equipment	309,195	345,492
Machinery and Equipment [Member]
Property, plant and equipment	3,100,756	2,643,008
Museum Decoration and Renovation [Member]
Property, plant and equipment	$ 548,497	$ 422,280